Fees Summary	Nov. 14, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,627,787.70
Previously Paid Amount	0.00
Total Fee Amount	1,933.31
Total Offset Amount	0.00
Net Fee	1,933.31
Narrative - Max Aggregate Offering Price	$ 12,627,787.70
Final Prospectus	true